Net Revenues Attributable by Country of Domicile (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net revenues:
Net revenues	$ 880,743		$ 704,309		$ 634,183
CHINA
Net revenues:
Net revenues	374,312		293,435		292,607
UNITED STATES
Net revenues:
Net revenues	136,689		104,814		105,259
Europe
Net revenues:
Net revenues	91,046	[1]	87,720	[1]	75,574	[1]
Other Countries
Net revenues:
Net revenues	$ 278,696	[1]	$ 218,340	[1]	$ 160,743	[1]

[1]	Net revenues derived from Europe were previously included in "Other countries".